AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

Portfolio of Investments

March 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.0%
Information Technology – 35.4%
Communications Equipment – 3.7%
Arista Networks, Inc.(a)	96,484	$16,195,804
Motorola Solutions, Inc.	27,398	7,839,390

		24,035,194

Electronic Equipment, Instruments & Components – 1.6%
Amphenol Corp. - Class A	70,203	5,736,989
Cognex Corp.	49,296	2,442,617
Zebra Technologies Corp. - Class A(a)	7,773	2,471,814

		10,651,420

IT Services – 1.7%
EPAM Systems, Inc.(a)	36,872	11,024,728

Semiconductors & Semiconductor Equipment – 6.6%
ASML Holding NV (REG)	9,096	6,191,738
Entegris, Inc.	42,894	3,517,737
NVIDIA Corp.	68,035	18,898,082
QUALCOMM, Inc.	114,097	14,556,495

		43,164,052

Software – 21.8%
Adobe, Inc.(a)	27,500	10,597,675
Autodesk, Inc.(a)	27,249	5,672,152
Cadence Design Systems, Inc.(a)	27,430	5,762,769
Fortinet, Inc.(a)	282,877	18,800,005
Manhattan Associates, Inc.(a)	21,380	3,310,693
Microsoft Corp.	216,987	62,557,352
Paycom Software, Inc.(a)	13,840	4,207,498
PTC, Inc.(a)	32,250	4,135,418
Roper Technologies, Inc.	28,415	12,522,206
ServiceNow, Inc.(a)	8,525	3,961,738
Synopsys, Inc.(a)	15,060	5,816,925
Tyler Technologies, Inc.(a)	16,768	5,946,604

		143,291,035

		232,166,429

Health Care – 25.0%
Biotechnology – 3.7%
Genmab A/S (Sponsored ADR)(a)	64,661	2,441,599
Vertex Pharmaceuticals, Inc.(a)	68,911	21,711,789

		24,153,388

Health Care Equipment & Supplies – 7.6%
Align Technology, Inc.(a)	7,943	2,654,074
Edwards Lifesciences Corp.(a)	174,315	14,421,080
IDEXX Laboratories, Inc.(a)	31,690	15,847,535
Intuitive Surgical, Inc.(a)	65,350	16,694,965

		49,617,654

Company	Shares	U.S. $ Value

Health Care Providers & Services – 5.1%
Abiomed, Inc.(b) (c)	11,373	$0
UnitedHealth Group, Inc.	71,433	33,758,522

		33,758,522

Health Care Technology – 2.0%
Veeva Systems, Inc. - Class A(a)	69,561	12,784,616

Life Sciences Tools & Services – 2.0%
Illumina, Inc.(a)	10,304	2,396,195
Mettler-Toledo International, Inc.(a)	4,426	6,772,710
Waters Corp.(a)	12,902	3,994,846

		13,163,751

Pharmaceuticals – 4.6%
Eli Lilly & Co.	26,400	9,066,288
Zoetis, Inc.	128,650	21,412,506

		30,478,794

		163,956,725

Consumer Discretionary – 11.1%
Automobiles – 0.5%
Ferrari NV(d)	12,556	3,401,922

Broadline Retail – 4.2%
Amazon.com, Inc.(a)	225,847	23,327,737
Etsy, Inc.(a)	38,749	4,313,926

		27,641,663

Hotels, Restaurants & Leisure – 1.1%
Chipotle Mexican Grill, Inc.(a)	4,306	7,355,897

Specialty Retail – 3.2%
Home Depot, Inc. (The)	47,180	13,923,761
Tractor Supply Co.	30,617	7,196,220

		21,119,981

Textiles, Apparel & Luxury Goods – 2.1%
NIKE, Inc. - Class B	110,898	13,600,531

		73,119,994

Financials – 7.6%
Capital Markets – 1.7%
MSCI, Inc.	19,541	10,936,902

Financial Services – 5.9%
PayPal Holdings, Inc.(a)	59,343	4,506,508
Visa, Inc. - Class A	152,155	34,304,866

		38,811,374

		49,748,276

Consumer Staples – 7.3%
Beverages – 3.2%
Monster Beverage Corp.(a)	388,708	20,994,119

Company	Shares	U.S. $ Value

Consumer Staples Distribution & Retail – 4.1%
Costco Wholesale Corp.	40,639	$20,192,300
Dollar General Corp.	32,925	6,929,396

		27,121,696

		48,115,815

Communication Services – 4.5%
Interactive Media & Services – 4.5%
Alphabet, Inc. - Class C(a)	288,194	29,972,176

Industrials – 4.3%
Building Products – 0.4%
Trex Co., Inc.(a)	46,042	2,240,864

Commercial Services & Supplies – 2.1%
Copart, Inc.(a)	181,801	13,673,253

Electrical Equipment – 0.9%
AMETEK, Inc.	42,099	6,118,248

Machinery – 0.9%
IDEX Corp.	26,378	6,094,109

		28,126,474

Materials – 0.8%
Chemicals – 0.8%
Sherwin-Williams Co. (The)	23,281	5,232,870

Total Common Stocks (cost $376,713,051)		630,438,759

SHORT-TERM INVESTMENTS – 4.3%
Investment Companies – 4.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.75%(e) (f) (g) (cost $28,221,894)	28,221,894	28,221,894

Total Investments – 100.3% (cost $404,934,945)(h)		658,660,653
Other assets less liabilities – (0.3)%		(2,238,593)

Net Assets – 100.0%		$656,422,060

(a)	Non-income producing security.
(b)	Fair valued by the Adviser.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Represents entire or partial securities out on loan.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of March 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $263,434,132 and gross unrealized depreciation of investments was $(9,708,424), resulting in net unrealized appreciation of $253,725,708.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

March 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$232,166,429	$—	$—		$232,166,429
Health Care	163,956,725	—	0	(a)	163,956,725
Consumer Discretionary	73,119,994	—	—		73,119,994
Financials	49,748,276	—	—		49,748,276
Consumer Staples	48,115,815	—	—		48,115,815
Communication Services	29,972,176	—	—		29,972,176
Industrials	28,126,474	—	—		28,126,474
Materials	5,232,870	—	—		5,232,870
Short-Term Investments	28,221,894	—	—		28,221,894

Total Investments in Securities	658,660,653	—	0	(a)	658,660,653
Other Financial Instruments(b)	—	—	—		—

Total	$658,660,653	$—	$0	(a)	$658,660,653

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2023 is as follows:

Portfolio	Market Value 12/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$27,717	$25,009	$24,504	$28,222	$296